Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial assets at fair value through other comprehensive income [member]	Accumulated other comprehensive income [member] Equity securities at fair value through other comprehensive income [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2023		$ 155	$ 73,008		$ (5,472)	$ (38)	$ 12,677	$ (413)	$ (127)		$ 25,434	$ (64)			$ 10,853	$ (65)
Disclosure of classes of share capital [line items]
Impact of reclassification of securities supporting insurance operations related to the adoption of IFRS 17 | IFRS 17 [member]			(10)					10
Issuance of stock options, net of options exercised		19									92
Shares issued as a result of dividend reinvestment plan											398
Issue of shares and other equity instruments															1,335	446
Purchase of shares for cancellation and other											(702)
Purchase of shares												(7,995)				(398)
Purchase of shares and other equity instruments															(1,300)	(398)
Sale of shares												8,024				446
Net premium (discount) on sale of treasury instruments		15
Other		(2)
Net income (loss) attributable to equity instrument holders			5,207
Preferred dividends and distributions on other equity instruments										$ (5,381)				$ (333)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(3,301)
Share and other equity instrument issue expenses			(7)
Remeasurement gain/(loss) on employee benefit plans	$ 47		47
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			86
Other comprehensive income (loss)	321							312
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									224
Reclassification of loss/(gain) to retained earnings									(86)
Other comprehensive income (loss)	22					22
Other comprehensive income (loss)	(343)						(343)
Other comprehensive income (loss)	2,275				2,275
Share of accumulated other comprehensive income (loss) from investment in Schwab	852			$ (3,025)
Balance at end of period at Jul. 31, 2024	111,576	187	69,316	6,015	(3,197)	(16)	12,334	(92)	11		25,222	(35)	$ 10,888		10,888	(17)
Balance at beginning of period at Apr. 30, 2024		184	71,904		(4,790)	(38)	12,186	(194)	53		25,257	(24)			10,503	(8)
Disclosure of classes of share capital [line items]
Impact of reclassification of securities supporting insurance operations related to the adoption of IFRS 17 | IFRS 17 [member]			0					0
Issuance of stock options, net of options exercised		6									26
Shares issued as a result of dividend reinvestment plan											129
Issue of shares and other equity instruments															1,335	138
Purchase of shares for cancellation and other											(190)
Purchase of shares												(2,745)				(147)
Purchase of shares and other equity instruments															(950)	(147)
Sale of shares												2,734				138
Net premium (discount) on sale of treasury instruments		(3)
Other		0
Net income (loss) attributable to equity instrument holders			(181)
Preferred dividends and distributions on other equity instruments										(1,779)				(69)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(871)
Share and other equity instrument issue expenses			(7)
Remeasurement gain/(loss) on employee benefit plans	233		233
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			86
Other comprehensive income (loss)	102							102
Allowance for credit losses	0							0
Other comprehensive income (loss)									44
Reclassification of loss/(gain) to retained earnings									(86)
Other comprehensive income (loss)	22					22
Other comprehensive income (loss)	148						148
Other comprehensive income (loss)	1,593				1,593
Share of accumulated other comprehensive income (loss) from investment in Schwab	26			(3,025)
Balance at end of period at Jul. 31, 2024	111,576	187	69,316	6,015	(3,197)	(16)	12,334	(92)	11		25,222	(35)	10,888		10,888	(17)
Balance at beginning of period at Oct. 31, 2024	115,160	204	70,826		(2,924)	(22)	12,893	(208)	35		25,373	(17)			10,888	(18)
Disclosure of classes of share capital [line items]
Impact of reclassification of securities supporting insurance operations related to the adoption of IFRS 17 | IFRS 17 [member]			0					0
Issuance of stock options, net of options exercised		4									131
Shares issued as a result of dividend reinvestment plan											130
Issue of shares and other equity instruments															750	1,476
Purchase of shares for cancellation and other											(663)
Purchase of shares												(9,606)				(1,460)
Purchase of shares and other equity instruments															(850)	(1,460)
Sale of shares												9,531				1,476
Net premium (discount) on sale of treasury instruments		3
Other		32
Net income (loss) attributable to equity instrument holders			17,258
Preferred dividends and distributions on other equity instruments										(5,449)				(374)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(3,469)
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	(28)		(28)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(13)
Other comprehensive income (loss)	171							170
Allowance for credit losses	1							1
Other comprehensive income (loss)									90
Reclassification of loss/(gain) to retained earnings									13
Other comprehensive income (loss)	(13)					(13)
Other comprehensive income (loss)	(328)						(328)
Other comprehensive income (loss)	1,030				1,030
Share of accumulated other comprehensive income (loss) from investment in Schwab	1,870			0
Balance at end of period at Jul. 31, 2025	125,394	243	78,749	10,737	(1,894)	(35)	12,565	(37)	138		24,971	(92)	10,788		10,788	(2)
Balance at beginning of period at Apr. 30, 2025		199	78,640		(1,078)	(1)	12,381	(352)	82		25,136	(26)			11,138	(28)
Disclosure of classes of share capital [line items]
Impact of reclassification of securities supporting insurance operations related to the adoption of IFRS 17 | IFRS 17 [member]			0					0
Issuance of stock options, net of options exercised		1									62
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0	99
Purchase of shares for cancellation and other											(227)
Purchase of shares												(3,222)				(73)
Purchase of shares and other equity instruments															(350)	(73)
Sale of shares												3,156				99
Net premium (discount) on sale of treasury instruments		14
Other		29
Net income (loss) attributable to equity instrument holders			3,336
Preferred dividends and distributions on other equity instruments										$ (1,798)				$ (88)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(1,334)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(17)		(17)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			10
Other comprehensive income (loss)	315							315
Allowance for credit losses	0							0
Other comprehensive income (loss)									66
Reclassification of loss/(gain) to retained earnings									(10)
Other comprehensive income (loss)	(34)					(34)
Other comprehensive income (loss)	184						184
Other comprehensive income (loss)	(816)				(816)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0			0
Balance at end of period at Jul. 31, 2025	$ 125,394	$ 243	$ 78,749	$ 10,737	$ (1,894)	$ (35)	$ 12,565	$ (37)	$ 138		$ 24,971	$ (92)	$ 10,788		$ 10,788	$ (2)